Note 12 - Income Taxes - Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current	$ 911,000	$ 888,000
Deferred	(65,000)	(185,000)
Change in corporate tax rate	297,000
Total federal	1,143,000	703,000
State, current	62,000	33,000
Total	$ 1,205,000	$ 736,000